CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		8 Months Ended	9 Months Ended			12 Months Ended														185 Months Ended	194 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 1997	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2003	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Mar. 31, 2003	Mar. 31, 2002	Mar. 31, 2001	Mar. 31, 2000	Mar. 31, 1999	Mar. 31, 1998	Dec. 31, 2011	Sep. 30, 2012
Revenues:
Collaboration and research and development revenue								$ 100													$ 3,100	$ 3,100
Grant revenue	38			64				12	1												3,648	3,712
Total revenues	38			64			0	112	1												6,748	6,812
Operating expenses:
Research and development	1,532	2,066		4,596	7,005		9,206	6,414	9,766												185,799	190,395
General and administrative	2,028	1,814		5,917	5,136		6,542	8,833	6,631												80,831	86,748
Goodwill and intangibles impairment																					2,747	2,747
Other restructuring costs									366												2,634	2,634
Total operating expenses	3,560	3,880		10,513	12,141		15,748	15,247	16,763												272,011	282,524
Operating loss	(3,522)	(3,880)		(10,449)	(12,141)		(15,748)	(15,135)	(16,762)												(265,263)	(275,712)
Other income (expense):
Costs associated with aborted 2004 IPO																					(3,550)	(3,550)
Payment under guarantee									(1,652)												(1,652)	(1,652)
Change in valuation of liabilities measured at fair value	1	440		51	643		609	(338)	(343)												6,327	6,378
Foreign exchange losses	6	28		237	(59)		(74)	(68)	(144)												(4,397)	(4,060)
Interest income	5	9		17	33		45	37	102												13,725	13,742
Interest expense								(43)	(170)												(4,567)	(4,567)
Total other (expense) income, net	(50)	477		409	617		580	(412)	(2,207)												5,986	6,395
Loss from continuing operations before taxes	(3,572)	(3,403)		(10,040)	(11,524)		(15,168)	(15,547)	(18,969)												(259,277)	(269,317)
Income tax benefit	419	126		714	443		565	657	948												18,444	19,158
Net loss from continuing operations	(3,153)	(3,277)		(9,326)	(11,081)		(14,603)	(14,890)	(18,021)												(240,833)	(250,159)
Discontinued operations:
Loss from discontinued operations, net of tax of $0 for all periods presented	1,263	(168)		904	(504)		(640)	(1,131)	(1,549)												(12,716)	(11,812)
Net loss	(1,890)	(3,445)	(290)	(8,422)	(11,585)	(14,977)	(15,243)	(16,021)	(19,570)	(40,386)	(24,053)	(29,258)	(18,048)	(22,742)	(15,542)	(14,853)	(10,382)	(5,686)	(3,964)	(2,534)	(253,549)	(261,971)
Dividend on preferred ordinary shares																					(38,123)	(38,123)
Deemed dividend on convertible exchangeable preferred shares								(3,515)													(3,515)	(3,515)
Dividend on convertible exchangeable preferred shares	(182)	(182)		(546)	(546)		(728)	(167)	(1,228)												(3,657)	(4,203)
Net loss applicable to common shareholders	$ (2,072)	$ (3,627)		$ (8,968)	$ (12,131)		$ (15,971)	$ (19,703)	$ (20,798)												$ (298,844)	$ (307,812)
Net loss per share, continuing operations
basic and diluted (in dollars per share)	$ (0.40)	$ (0.45)		$ (1.20)	$ (1.66)		$ (2.13)	$ (3.43)	$ (6.07)
Net loss per share, discontinued operations
basic and diluted (in dollars per share)	$ 0.15	$ (0.02)		$ 0.11	$ (0.07)		$ (0.09)	$ (0.21)	$ (0.49)
Net loss per share - basic and diluted (in dollars per share)	$ (0.25)	$ (0.47)		$ (1.09)	$ (1.73)		$ (2.22)	$ (3.64)	$ (6.56)
Weighted average common shares outstanding (in shares)	8,429,269	7,673,096		8,227,721	6,997,391		7,185,877	5,406,385	3,170,977